Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Equity Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	30.90%	13.39%	11.72%
Equity Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	32.21%	14.54%	12.35%
Overseas Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	23.06%	7.99%	5.57%
Overseas Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	22.68%	7.66%	5.26%
Overseas Series Class Z
Average Annual Return [Line Items]
Average Annual Return, Percent	23.20%	8.09%	5.64%
Overseas Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	23.95%	8.74%	5.99%
Pro-Blend(R) Conservative Term Series Class L
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%	2.85%	2.80%
Pro-Blend(R) Conservative Term Series Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%	3.38%	3.34%
Pro-Blend(R) Conservative Term Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%	3.58%	3.58%
Pro-Blend(R) Conservative Term Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%	3.85%	3.82%
Pro-Blend(R) Conservative Term Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%	4.39%	4.05%
Pro-Blend(R) Moderate Term Series Class L
Average Annual Return [Line Items]
Average Annual Return, Percent	16.14%	4.43%	3.70%
Pro-Blend(R) Moderate Term Series Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	16.75%	4.97%	4.22%
Pro-Blend(R) Moderate Term Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%	5.21%	4.47%
Pro-Blend(R) Moderate Term Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	5.44%	4.72%
Pro-Blend(R) Moderate Term Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	18.04%	6.22%	5.03%
Pro-Blend(R) Extended Term Series Class L
Average Annual Return [Line Items]
Average Annual Return, Percent	19.08%	5.75%	4.78%
Pro-Blend(R) Extended Term Series Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%	6.31%	5.31%
Pro-Blend(R) Extended Term Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	19.97%	6.55%	5.58%
Pro-Blend(R) Extended Term Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%	6.79%	5.83%
Pro-Blend(R) Extended Term Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	21.08%	7.54%	6.13%
Pro-Blend(R) Maximum Term Series Class L
Average Annual Return [Line Items]
Average Annual Return, Percent	25.44%	9.10%	7.64%
Pro-Blend(R) Maximum Term Series Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	26.18%	9.69%	8.20%
Pro-Blend(R) Maximum Term Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	26.38%	9.90%	8.45%
Pro-Blend(R) Maximum Term Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	26.78%	10.20%	8.72%
Pro-Blend(R) Maximum Term Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	27.66%	11.01%	9.05%
Disciplined Value Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%	8.60%	9.28%
Disciplined Value Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%	8.38%	9.03%
Disciplined Value Series Class Z
Average Annual Return [Line Items]
Average Annual Return, Percent	26.83%	8.74%	9.35%
Disciplined Value Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	27.15%	9.06%	9.54%
Rainier International Discovery Series Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	17.94%	5.56%	6.72%
Rainier International Discovery Series Class S
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%	5.27%	6.44%
Rainier International Discovery Series Class Z
Average Annual Return [Line Items]
Average Annual Return, Percent	18.06%	5.70%	6.83%
Rainier International Discovery Series Class W
Average Annual Return [Line Items]
Average Annual Return, Percent	19.13%	6.65%	7.35%
MSCI USA IMI
Average Annual Return [Line Items]
Average Annual Return, Percent	37.40%	14.25%	11.97%
Russell 3000®
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	14.60%	12.44%
MSCI ACWI ex USA
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%	4.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
MSCI USA
Average Annual Return [Line Items]
Average Annual Return, Percent	37.82%	14.73%	12.35%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	5.78%	4.79%
Conservative Term Composite Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	13.98%	3.68%	4.12%
Russell 30%/10%/30%/30% Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.24%	5.15%	5.28%
40%/15%/45% Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.05%	6.74%	6.54%
65%/20%/15% Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.75%	10.69%	9.37%
Russell 1000® Value
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%	8.87%
MSCI ACWI ex USA Small Cap
Average Annual Return [Line Items]
Average Annual Return, Percent	23.73%	6.21%	5.76%